                                                       Deutsche Asset Management


European Equity Fund--Class A, B and C Shares

Supplement dated June 29, 2001 (replacing supplement dated May 7, 2001) to Prospectuses dated February 28, 2001

The following replaces the text in the `Total Returns, After Fees and Expenses' section:

The bar chart and table on this page can help you evaluate the potential risks and rewards of investing in the Fund by showing the changes in the Fund's performance year to year. The following bar chart shows the performance history of the Fund's Institutional Class shares, which have been in existence since September 3, 1996/1/. The table presents the performance of the Class A, B or C Shares' by adjusting the historical performance of the Fund's Institutional Class Shares for the maximum sales charge and expenses of the Class A, B and C Shares. The table compares these returns with the Morgan Stanley Capital International (MSCI) Europe Index over the past year and since inception. The index is a passive measure of combined national stock market returns. It does not factor in the costs of buying, selling and holding stocks--costs that are reflected in the Fund's results.

The following replaces the `Average Annual Returns' table in the `Total Return, After Fees and Expenses' section:

---------------------------------------------------------------------------------------------------------------------
Performance For Periods Ended
December 31, 2000                                                            Average Annual Returns/3/
---------------------------------------------------------------------------------------------------------------------
                                                                                                     Since Inception
                                                                      1 year                  (September 3, 1996)/4/
---------------------------------------------------------------------------------------------------------------------
European Equity Fund--Class A Shares                               85.43%/5/                                  40.59%
---------------------------------------------------------------------------------------------------------------------
European Equity Fund--Class B Shares                               90.05%                                     41.43%
---------------------------------------------------------------------------------------------------------------------
European Equity Fund--Class C Shares                               94.05%                                     41.58%
---------------------------------------------------------------------------------------------------------------------
MSCI Europe Index                                                  -8.14%                                     16.18%
---------------------------------------------------------------------------------------------------------------------

/1/ Institutional Class performance is presented because Class A, B and C Shares have no performance history. Except with respect to the impact of sales charges and other expenses, it is expected that the future performance of Class A, B and C Shares will be similar to the future performance of the Fund's Institutional Class Shares because the shares are invested in the same portfolio of securities. The bar chart does not reflect the: (i) the expenses of the Class A, B and C Shares, (ii) 12b-1 fees at an aggregate annual rate of up to 0.25% for the Fund's Class A Shares and 0.75% for the Fund's Class B and C Shares, (iii) sales charges and (iv) a 0.25% shareholder servicing fee for Class B and C Shares. If they did, returns would be lower than those shown. Institutional Class Shares are offered under a separate prospectus, which is available upon request.
/3/ Class A, B and C Shares have no performance history. The performance history of the Institutional Class has been adjusted to reflect the maximum sales charge and applicable expense of each class.
/4/ The inception date in the table is the inception date of the Institutional Class. The MSCI Europe Index performance is calculated from September 30, 1996. /5/ Past performance is not indicative of future results. The Fund's recent performance was achieved during favorable market conditions that may not be sustained. The Fund's performance in 2000 was significantly impacted by gains from initial public offerings (IPOs) during a period when the Fund's assets were relatively small and the market for IPOs was strong. There is no assurance that any future investments in IPOs by the Fund will have a similar effect on its future performance. The Fund's performance also benefited from a one-time gain from accounting for the cancellation of certain shareholder trades in February 2000.

                                                         A Member of the
                                                         Deutsche Bank Group [/]

The following replaces the `Dividends and Distributions' section:

If the Fund earns net investment income or recognizes net capital gains, its policy is to distribute to shareholders all or substantially all of that income and capital gain at least annually. The Fund also may pay dividends and capital gains distributions at other times if necessary for the Fund to avoid federal income or excise tax. If you invest in the Fund close to the time that the Fund makes a capital gains distribution, generally you will pay a higher price per share and you will pay taxes on the amount of the distribution whether you reinvest the distribution or receive it as cash. We automatically reinvest all dividends and any capital gains at net asset value, unless you tell us otherwise.

The following sentence is hereby omitted from the `Buying and Selling Fund Shares - To Purchase Shares' section:

Defined contribution plans with assets of $75 million or more may not purchase Class A shares.

The following supplements the `Buying and Selling Fund Shares - Important Information about Buying and Selling Shares' section:

We only issue share certificates for Class A Shares and only upon request.

We do not accept cash, starter checks, third party checks, or checks issued by credit card companies or internet based companies.

              Please Retain This Supplement for Future Reference

Morgan Grenfell Investment Trust
BDSTKISEEE (6/01)
CUSIPs: 61735K513          61735K497           61735K521

                                                       Deutsche Asset Management


International Select Equity Fund--Class A, B and C Shares

Supplement dated June 29, 2001 (replacing supplement dated May 7, 2001) to Prospectuses dated February 28, 2001

The following replaces the text in the `Total Returns, After Fees and Expenses' section:

The bar chart and table on this page can help you evaluate the potential risks and rewards of investing in the Fund by showing the changes in the Fund's performance year to year. The following bar chart shows the performance history of the Fund's Institutional Class shares, which have been in existence since May 15, 1995/1/. The table presents the performance of the Class A, B or C Shares' by adjusting the historical performance of the Fund's Institutional Class Shares for the maximum sales charge and expenses of the Class A, B and C Shares. The table compares these returns with the Morgan Stanley Capital International
(MSCI) EAFE(R) Index over the past year, five years and since inception. The index is a passive measure of combined national stock market returns. It does not factor in the costs of buying, selling and holding stocks--costs that are reflected in the Fund's results.

The following replaces the `Average Annual Returns' table in the `Total Return, After Fees and Expenses' section:


--------------------------------------------------------------------------------------------------------------------------
Performance For Periods Ended
December 31, 2000                                                                  Average Annual Returns/2/
--------------------------------------------------------------------------------------------------------------------------

                                                                                                           Since Inception
                                                                        1 year             5 years         (May 5,1995)/3/
--------------------------------------------------------------------------------------------------------------------------
International Select Equity Fund--Class A Shares                      (19.09)%              15.52%               16.52%
--------------------------------------------------------------------------------------------------------------------------
International Select Equity Fund--Class B Shares                      (19.24)%              15.81%               16.79%/2/
--------------------------------------------------------------------------------------------------------------------------
International Select Equity Fund--Class C Shares                      (15.84)%              16.03%               16.88%
--------------------------------------------------------------------------------------------------------------------------
MSCI EAFE(R) Index                                                    (14.17)%               7.13%                7.57%
--------------------------------------------------------------------------------------------------------------------------
Lipper International Equity Funds Average                             (15.60)%               9.09%                9.16%
--------------------------------------------------------------------------------------------------------------------------


/1/ Institutional Class performance is presented because Class A, B and C Shares have no performance history. Except with respect to the impact of sales charges and other expenses, it is expected that the future performance of Class A, B and C Shares will be similar to the future performance of the Institutional Class because the shares are invested in the same portfolio of securities. The bar chart does not reflect: (i) the expenses of the Class A, B and C shares, (ii) 12b-1 fees at an aggregate annual rate of up to 0.25% of the Fund's average daily net assets for Class A shares and 0.75% of the Fund's average daily net assets for Class B and C shares, (iii) sales charges and (iv) a 0.25% shareholder servicing fee for Class B and C Shares. If they did, returns would be lower than those shown. Institutional Class shares are offered under a separate prospectus, which is available upon request.
/2/ Class A, B and C Shares have no performance history. The performance history of the Institutional Class has been adjusted to reflect the maximum sales charge and applicable expense of each class.
/3/ The inception date in the table is the inception date of the Fund's Institutional Class Shares. The inception date of the Fund's Class A, B and C Shares is February 28, 2001. The MSCI EAFE Index and Lipper International Funds Average are calculated from May 31, 1995.

                                                         A Member of the
                                                         Deutsche Bank Group [/]

The following replaces the `Dividends and Distributions' section:

If the Fund earns net investment income or recognizes net capital gains, its policy is to distribute to shareholders all or substantially all of that income and capital gain at least annually. The Fund also may pay dividends and capital gains distributions at other times if necessary for the Fund to avoid federal income or excise tax. If you invest in the Fund close to the time that the Fund makes a capital gains distribution, generally you will pay a higher price per share and you will pay taxes on the amount of the distribution whether you reinvest the distribution or receive it as cash. We automatically reinvest all dividends and any capital gains at net asset value, unless you tell us otherwise.

The following sentence is hereby omitted from the `Buying and Selling Fund Shares - To Purchase Shares' section:

Defined contribution plans with assets of $75 million or more may not purchase Class A shares.

The following supplements the `Buying and Selling Fund Shares - Important Information about Buying and Selling Shares' section:

We only issue share certificates for Class A Shares and upon request.

We do not accept cash, starter checks, third party checks, or checks issued by credit card companies or internet based companies.

              Please Retain This Supplement for Future Reference

Morgan Grenfell Investment Trust
BDSTKISEEE (6/01)
CUSIPs: 61735K489                     61735K471                      31735K463


                                       2